Due to Trust Account [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Summary of Due to Trust Account Transactions [Table Text Block]

	2017	2018
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥3,335,155	¥3,386,158
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%